Other financial instruments (Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets (Liabilities)
Cash and cash equivalents	¥ 3,052,269	¥ 2,995,075	¥ 2,939,428	¥ 2,284,557
Time deposits	901,244	1,082,654
Other receivables	489,338	436,867
Short-term borrowings	(5,154,913)	(4,953,682)
Carrying amount
Assets (Liabilities)
Cash and cash equivalents	3,052,269	2,995,075
Time deposits	901,244	1,082,654
Total finance receivables, net	14,508,614	14,064,660
Other receivables	489,338	436,867
Short-term borrowings	(5,154,913)	(4,953,682)
Long-term debt including the current portion	(14,172,025)	(14,179,796)
Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	3,052,269	2,995,075
Time deposits	901,244	1,082,654
Total finance receivables, net	14,615,409	14,226,440
Other receivables	489,338	436,867
Short-term borrowings	(5,154,913)	(4,953,682)
Long-term debt including the current portion	(14,206,148)	(14,307,501)
Estimated fair value | Level 1
Assets (Liabilities)
Cash and cash equivalents	2,278,060	2,103,469
Estimated fair value | Level 2
Assets (Liabilities)
Cash and cash equivalents	774,209	891,606
Time deposits	901,244	1,082,654
Short-term borrowings	(5,154,913)	(4,953,682)
Long-term debt including the current portion	(12,265,260)	(12,241,617)
Estimated fair value | Level 3
Assets (Liabilities)
Total finance receivables, net	14,615,409	14,226,440
Other receivables	489,338	436,867
Long-term debt including the current portion	¥ (1,940,888)	¥ (2,065,884)